Information by Segment - Summary of Comprehensive Income by Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 2,529,346,878	$ 2,541,566,819	$ 2,399,029,140
Total Revenues	2,490,470,178	2,515,843,880	2,384,293,189
Other operating income	38,876,700	25,722,939	14,735,951
Total	(1,521,155,517)	(1,497,419,580)	(1,481,985,559)
Energy purchases	(902,434,871)	(891,746,884)	(860,203,181)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,996)
Transportation costs	(155,879,249)	(195,123,118)	(182,453,155)
Contribution Margin	1,008,191,361	1,044,147,239	917,043,581
Other work performed by the entity and capitalized	14,388,987	16,096,852	21,004,053
Employee benefits expense	(121,503,777)	(124,098,428)	(136,554,721)
Other expenses	(161,824,074)	(170,769,137)	(125,857,397)
Operating Income	578,630,574	567,789,206	525,488,757
Depreciation and amortization expense	(152,684,106)	(161,660,610)	(153,201,662)
Impairment loss recognized in the period’s profit or loss	(7,937,817)	(35,926,710)	3,054,903
FINANCIAL RESULT	(22,414,654)	(20,483,170)	(97,868,784)
Total Financial Income	21,662,688	23,105,901	15,270,169
Other financial income	4,729,078	17,372,473	12,704,152
Financial Costs	(53,510,882)	(58,199,382)	(66,700,698)
Gains from indexed assets and liabilities	916,666	1,631,840	4,839,077
Foreign currency exchange differences	8,516,874	12,978,471	(51,277,332)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(2,696,904)	7,878,200	8,905,045
Other gains (losses)	113,241,196	121,490,062	20,055,745
Income before taxes	666,760,212	676,674,298	456,580,763
Income tax expense, continuing operations	(143,342,301)	(111,403,182)	(109,612,599)
NET INCOME	523,417,911	565,271,116	346,968,164
Equity owners of Enel Chile	349,382,642	384,159,865	251,838,410
Non-controlling interests	174,035,269	181,111,251	95,129,754
Operating Segments [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	2,529,346,878	2,541,566,819	2,399,029,140
Total Revenues	2,490,470,178	2,515,843,880	2,384,293,189
Energy sales	2,268,459,154	2,312,643,618	2,247,363,757
Other sales	107,362,797	73,607,458	32,057,524
Other services rendered	114,648,227	129,592,804	104,871,908
Other operating income	38,876,700	25,722,939	14,735,951
Total	(1,521,155,517)	(1,497,419,580)	(1,481,985,559)
Energy purchases	(902,434,871)	(891,746,884)	(860,203,181)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,995)
Transportation costs	(155,879,249)	(195,123,118)	(182,453,155)
Other miscellaneous supplies and services	(182,102,035)	(115,400,740)	(111,826,228)
Contribution Margin	1,008,191,361	1,044,147,239	917,043,581
Other work performed by the entity and capitalized	14,388,987	16,096,852	21,004,053
Employee benefits expense	(121,503,777)	(124,098,428)	(136,554,721)
Other expenses	(161,824,074)	(170,769,137)	(125,857,397)
Operating Income	739,252,497	765,376,526	675,635,516
Depreciation and amortization expense	(152,684,106)	(161,660,610)	(153,201,662)
Impairment loss recognized in the period’s profit or loss	(7,937,817)	(35,926,710)	3,054,903
OPERATING INCOME	578,630,574	567,789,206	525,488,757
FINANCIAL RESULT	(22,414,654)	(20,483,170)	(97,868,784)
Total Financial Income	21,662,688	23,105,901	15,270,169
Cash and cash equivalents	8,377,023	3,831,162	2,566,017
Other financial income	13,285,665	19,274,739	12,704,152
Financial Costs	(53,510,882)	(58,199,382)	(66,700,698)
Bank borrowings	(12,585)	(2,034,311)	(131,503)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)
Other	(10,790,044)	(11,896,582)	(14,871,487)
Gains from indexed assets and liabilities	916,666	1,631,840	4,839,077
Foreign currency exchange differences	8,516,874	12,978,471	(51,277,332)
Positive	19,757,068	49,221,666	30,434,102
Negative	(11,240,194)	(36,243,195)	(81,711,434)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(2,696,904)	7,878,200	8,905,045
Other gains (losses)	113,241,196	121,490,062	20,055,745
Gain (loss) from other investments	105,461,664	121,456,518	4,308,859
Gain (loss) from the sale of property, plant and equipment	7,779,532	33,544	15,746,886
Income before taxes	666,760,212	676,674,298	456,580,763
Income tax expense, continuing operations	(143,342,301)	(111,403,182)	(109,612,599)
Net income from continuing operations	523,417,911	565,271,116	346,968,164
NET INCOME	523,417,911	565,271,116	346,968,164
Equity owners of Enel Chile	349,382,642	384,159,865	251,838,410
Non-controlling interests	174,035,269	181,111,251	95,129,754
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,634,937,087	1,659,727,329	1,543,812,461
Total Revenues	1,599,032,140	1,639,959,816	1,539,991,519
Energy sales	1,457,671,722	1,516,688,442	1,474,818,366
Other sales	94,452,287	64,638,599	24,293,133
Other services rendered	46,908,131	58,632,775	40,880,020
Other operating income	35,904,947	19,767,513	3,820,942
Total	(903,978,006)	(895,060,114)	(880,891,222)
Energy purchases	(346,954,692)	(335,731,822)	(320,731,795)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,995)
Transportation costs	(152,869,838)	(192,502,995)	(179,691,471)
Other miscellaneous supplies and services	(123,414,114)	(71,676,459)	(52,964,961)
Contribution Margin	730,959,081	764,667,215	662,921,239
Other work performed by the entity and capitalized	7,226,484	9,758,304	15,250,811
Employee benefits expense	(54,222,470)	(60,350,072)	(70,969,357)
Other expenses	(102,821,020)	(119,303,215)	(90,327,960)
Operating Income	581,142,075	594,772,232	516,874,733
Depreciation and amortization expense	(117,337,553)	(132,600,381)	(124,835,559)
Impairment loss recognized in the period’s profit or loss	55,494	(30,785,531)	9,793,653
OPERATING INCOME	463,860,016	431,386,320	401,832,827
FINANCIAL RESULT	(36,610,248)	(35,678,632)	(114,252,182)
Total Financial Income	5,273,672	6,150,751	234,822
Cash and cash equivalents	3,077,708	2,150,797	152,518
Other financial income	2,195,964	3,999,954	82,304
Financial Costs	(50,851,829)	(55,701,778)	(64,206,719)
Bank borrowings	(261)	(2,033,835)	(129,350)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)
Other	(8,143,315)	(9,399,454)	(12,379,661)
Gains from indexed assets and liabilities	145,608	606,075	3,600,187
Foreign currency exchange differences	8,822,301	13,266,320	(53,880,472)
Positive	19,563,838	48,546,664	26,738,738
Negative	(10,741,537)	(35,280,344)	(80,619,210)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(2,696,904)	7,878,201	8,905,045
Other gains (losses)	113,088,869	121,490,974	4,015,401
Gain (loss) from other investments	105,462,769	121,457,430	4,309,205
Gain (loss) from the sale of property, plant and equipment	7,626,100	33,544	(293,804)
Income before taxes	537,641,733	525,076,863	300,501,091
Income tax expense, continuing operations	(112,099,519)	(83,216,935)	(76,655,819)
Net income from continuing operations	425,542,214	441,859,928	223,845,272
NET INCOME	425,542,214	441,859,928	223,845,272
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,333,027,456	1,315,760,852	1,257,732,165
Total Revenues	1,328,791,205	1,310,175,226	1,247,900,614
Energy sales	1,186,795,410	1,172,700,558	1,112,912,836
Other sales	12,741,568	8,968,859	7,769,616
Other services rendered	129,254,227	128,505,809	127,218,162
Other operating income	4,236,251	5,585,626	9,831,551
Total	(1,062,076,646)	(1,042,329,385)	(983,732,902)
Energy purchases	(938,067,783)	(936,965,119)	(881,589,779)
Transportation costs	(63,009,956)	(60,454,433)	(60,901,746)
Other miscellaneous supplies and services	(60,998,907)	(44,909,833)	(41,241,377)
Contribution Margin	270,950,810	273,431,467	273,999,263
Other work performed by the entity and capitalized	6,630,130	6,338,547	5,753,242
Employee benefits expense	(38,449,551)	(35,557,457)	(32,454,962)
Other expenses	(61,942,592)	(52,077,948)	(62,182,651)
Operating Income	177,188,797	192,134,609	185,114,892
Depreciation and amortization expense	(36,685,324)	(30,399,304)	(29,082,449)
Impairment loss recognized in the period’s profit or loss	(7,993,311)	(5,141,179)	(6,738,750)
OPERATING INCOME	132,510,162	156,594,126	149,293,693
FINANCIAL RESULT	6,411,837	8,579,316	12,294,531
Total Financial Income	12,894,635	14,289,185	13,308,032
Cash and cash equivalents	1,975,564	1,680,365	634,961
Other financial income	10,919,071	12,608,820	12,673,071
Financial Costs	(7,094,366)	(6,488,659)	(1,801,829)
Bank borrowings	(12,299)	(476)	(1,659)
Other	(7,082,067)	(6,488,183)	(1,800,170)
Gains from indexed assets and liabilities	761,262	974,891	973,087
Foreign currency exchange differences	(149,694)	(196,101)	(184,759)
Positive	58,288	609,359	(235,571)
Negative	(207,982)	(805,460)	50,812
Share of profit (loss) of associates and joint ventures accounted for using the equity method		1,818	5,248
Other gains (losses)	157,458	(831)	14,660,351
Gain (loss) from other investments	4,026	(831)
Gain (loss) from the sale of property, plant and equipment	153,432		14,660,351
Income before taxes	139,079,457	165,174,429	176,253,823
Income tax expense, continuing operations	(34,030,322)	(32,589,362)	(36,956,051)
Net income from continuing operations	105,049,135	132,585,067	139,297,772
NET INCOME	105,049,135	132,585,067	139,297,772
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	(438,617,665)	(433,921,362)	(402,515,486)
Total Revenues	(437,353,167)	(434,291,162)	(403,598,944)
Energy sales	(376,007,978)	(376,745,382)	(340,367,445)
Other sales	168,942		(5,225)
Other services rendered	(61,514,131)	(57,545,780)	(63,226,274)
Other operating income	(1,264,498)	369,800	1,083,458
Total	444,899,135	439,969,919	382,638,565
Energy purchases	382,587,604	380,950,057	342,118,393
Transportation costs	60,000,545	57,834,310	58,140,062
Other miscellaneous supplies and services	2,310,986	1,185,552	(17,619,890)
Contribution Margin	6,281,470	6,048,557	(19,876,921)
Other work performed by the entity and capitalized	532,373	1
Employee benefits expense	(28,831,756)	(28,190,899)	(33,130,402)
Other expenses	2,939,538	612,026	26,653,214
Operating Income	(19,078,375)	(21,530,315)	(26,354,109)
Depreciation and amortization expense	1,338,771	1,339,075	716,346
OPERATING INCOME	(17,739,604)	(20,191,240)	(25,637,763)
FINANCIAL RESULT	7,783,757	6,616,146	4,088,867
Total Financial Income	3,494,381	2,665,965	1,727,315
Cash and cash equivalents	3,323,751		1,778,538
Other financial income	170,630	2,665,965	(51,223)
Financial Costs	4,435,313	3,991,055	(692,150)
Bank borrowings	(25)		(494)
Other	4,435,338	3,991,055	(691,656)
Gains from indexed assets and liabilities	9,796	50,874	265,803
Foreign currency exchange differences	(155,733)	(91,748)	2,787,899
Positive	134,942	65,643	3,930,935
Negative	(290,675)	(157,391)	(1,143,036)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		(1,819)	(5,248)
Other gains (losses)	(5,131)	(81)	1,379,993
Gain (loss) from other investments	(5,131)	(81)	(346)
Gain (loss) from the sale of property, plant and equipment			1,380,339
Income before taxes	(9,960,978)	(13,576,994)	(20,174,151)
Income tax expense, continuing operations	2,787,540	4,403,115	3,999,271
Net income from continuing operations	(7,173,438)	(9,173,879)	(16,174,880)
NET INCOME	$ (7,173,438)	$ (9,173,879)	$ (16,174,880)